Fair value of assets and liabilities - Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost) (Detail) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Assets
Loans and advances to banks	€ 26,198	€ 25,364
Loans and advances to customers	607,777	593,970
Financial Liabilities
Deposits from banks	89,134	78,098
Customer deposits	620,564	609,517
Debt securities in issue	91,840	82,065	€ 118,528
Subordinated loans	14,791	15,805	€ 16,588
Financial assets [member]
Financial Assets
Loans and advances to banks	26,252	25,539
Loans and advances to customers	620,103	608,740
Securities at amortised cost	50,462	52,281
Financial assets	696,817	686,560
Financial assets [member] | Carrying amount approximates fair value [member]
Financial Assets
Loans and advances to banks	2,548	2,165
Loans and advances to customers	19,007	17,486
Securities at amortised cost	0	0
Financial assets	21,555	19,651
Financial assets [member] | Carrying amount [member]
Financial Assets
Loans and advances to banks	26,198	25,364
Loans and advances to customers	607,777	593,970
Securities at amortised cost	49,467	50,587
Financial assets	683,442	669,921
Financial liabilities [member]
Financial Liabilities
Deposits from banks	89,748	78,405
Customer deposits	620,682	609,972
Debt securities in issue	92,213	82,360
Subordinated loans	15,429	16,174
Financial liabilities	818,072	786,911
Financial liabilities [member] | Carrying amount approximates fair value [member]
Financial Liabilities
Deposits from banks	6,306	3,918
Customer deposits	590,870	580,262
Debt securities in issue		0
Subordinated loans	0	0
Financial liabilities	597,176	584,180
Financial liabilities [member] | Carrying amount [member]
Financial Liabilities
Deposits from banks	89,134	78,098
Customer deposits	620,564	609,517
Debt securities in issue	91,840	82,065
Subordinated loans	14,791	15,805
Financial liabilities	816,329	785,484
Level 1 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Securities at amortised cost	47,444	49,109
Financial assets	47,444	49,109
Level 1 [member] | Financial liabilities [member]
Financial Liabilities
Deposits from banks	0
Customer deposits	0
Debt securities in issue	51,051	51,906
Subordinated loans	14,263	15,013
Financial liabilities	65,314	66,919
Level 2 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	7,714	7,763
Loans and advances to customers	17,828	14,595
Securities at amortised cost	2,433	2,550
Financial assets	27,975	24,908
Level 2 [member] | Financial liabilities [member]
Financial Liabilities
Deposits from banks	77,571	68,473
Customer deposits	17,081	14,007
Debt securities in issue	22,879	24,005
Subordinated loans	1,167	1,161
Financial liabilities	118,698	107,645
Level 3 [member] | Financial assets [member]
Financial Assets
Loans and advances to banks	15,990	15,611
Loans and advances to customers	583,268	576,659
Securities at amortised cost	586	622
Financial assets	599,844	592,892
Level 3 [member] | Financial liabilities [member]
Financial Liabilities
Deposits from banks	5,870	6,014
Customer deposits	12,730	15,704
Debt securities in issue	18,283	6,449
Financial liabilities	€ 36,883	€ 28,167